Property and Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment, Net
Property and equipment, gross	$ 18,743,362	$ 10,606,607
Less: accumulated depreciation	(6,105,795)	(1,458,445)
Property and equipment, net	12,637,567	9,148,162
Depreciation expenses	4,527,122	1,368,824	103,193
Impairment loss		437,725
Fulfillment expenses
Property and Equipment, Net
Depreciation expenses	2,265,757	352,921
Marketing expenses
Property and Equipment, Net
Depreciation expenses	6,648	2,128
Technology and content expenses
Property and Equipment, Net
Depreciation expenses	1,634,180	360,194
General and administrative expenses
Property and Equipment, Net
Depreciation expenses	620,537	653,581	103,193
Furniture, fixtures and equipment
Property and Equipment, Net
Property and equipment, gross	12,506,256	6,342,363
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	2,624,050	1,372,451
Impairment loss		437,725
Motor vehicles & Software
Property and Equipment, Net
Property and equipment, gross	$ 3,613,056	$ 2,891,793